Retirement-Related Benefits	12 Months Ended
Jan. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 12. Retirement-Related Benefits
The Company offers 401(k) plans for associates in the United States and Puerto Rico, under which associates generally become participants following one year of employment. Under these plans, the Company matches 100% of participant contributions up to 6% of annual eligible earnings. The matching contributions immediately vest at 100% for each associate. Participants can contribute up to 50% of their pretax earnings, but not more than the statutory limits. Participants age 50 or older may defer additional earnings in catch-up contributions up to the maximum statutory limits.
Associates in international countries who are not U.S. citizens are covered by various defined contribution post-employment benefit arrangements. These plans are administered based upon the legislative and tax requirements in the countries in which they are established.
Additionally, the Company's subsidiaries in the United Kingdom ("ASDA") and Japan have sponsored defined benefit pension plans. The plan in the United Kingdom was underfunded by $69 million and $346 million at January 31, 2014 and 2013, respectively. The plan in Japan was underfunded by $281 million and $338 million at January 31, 2014 and 2013, respectively. These underfunded amounts are recorded as liabilities in the Company's Consolidated Balance Sheets in deferred income taxes and other. Certain other international operations also have defined benefit arrangements that are not significant.
In fiscal 2012, ASDA and the trustees of ASDA's defined benefit plan agreed to remove future benefit accruals from the plan and, with the consent of a majority of the plan participants, also removed the link between past accrual and future pay increases. In return, ASDA paid approximately $70 million in fiscal 2012 to the plan participants. The related curtailment gain of approximately $90 million was recorded in fiscal 2012 as a decrease to deferred actuarial losses in other comprehensive income.
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2014, 2013 and 2012:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Defined contribution plans:
U.S.	$877	$818	$752
International	165	166	230
Defined benefit plans:
International	20	26	54
Total contribution expense for retirement-related benefits	$1,062	$1,010	$1,036